CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details 1) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
General and administrative expenses	$ 26,025,459	$ 16,671,448	$ 13,914,091
Loss from operations	65,438,184	44,690,766	32,547,400
Income tax expenses	10,352,318	6,443,967	7,663,433
Net income	56,221,847	41,469,998	25,704,538
Other comprehensive income, net of tax
Foreign currency translation adjustments	5,910,090	9,308,905	1,219,809
Comprehensive income	62,483,837	50,774,019	28,775,800
Hollysys Automation Technologies Ltd [Member]
General and administrative expenses	2,805,380	1,962,495	2,289,941
Loss from operations	(2,805,380)	(1,962,495)	(2,289,941)
Equity in profit of subsidiaries	59,027,227	43,432,493	27,994,479
Income before income taxes	56,221,847	41,469,998	25,704,538
Income tax expenses	0	0	0
Net income	56,221,847	41,469,998	25,704,538
Other comprehensive income, net of tax
Foreign currency translation adjustments	5,888,744	9,273,152	(656,488)
Comprehensive income	$ 62,110,591	$ 50,743,150	$ 25,048,050